Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	327,415,746.05	22,512
Yield Supplement Overcollateralization Amount 01/31/21	14,047,805.05	0
Receivables Balance 01/31/21	341,463,551.10	22,512
Principal Payments	15,774,895.47	536
Defaulted Receivables	499,766.16	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	13,045,377.03	0
Pool Balance at 02/28/21	312,143,512.44	21,946

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.47%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	3,447,455.24	187
Past Due 61-90 days	952,786.52	47
Past Due 91-120 days	243,373.91	12
Past Due 121+ days	0.00	0
Total	4,643,615.67	246

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	592,180.79
Aggregate Net Losses/(Gains) - February 2021	(92,414.63)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.32%
Prior Net Losses Ratio	0.90%
Second Prior Net Losses Ratio	0.95%
Third Prior Net Losses Ratio	0.86%
Four Month Average	0.60%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average APR	3.49%
Weighted Average APR, Yield Adjusted	6.37%
Weighted Average Remaining Term	36.02

Flow of Funds	$ Amount
Collections	20,233,756.92
Investment Earnings on Cash Accounts	684.79
Servicing Fee(1)	(284,552.96)
Transfer to Collection Account	-
Available Funds	19,949,888.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	758,125.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	5,087,967.17
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	886,943.36
(10) Collection Account Redeposits	2,946,000.00

Total Distributions of Available Funds	19,949,888.75

Servicing Fee	284,552.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 02/16/21	317,231,479.61
Principal Paid	15,272,233.61
Note Balance @ 03/15/21	301,959,246.00

Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-3
Note Balance @ 02/16/21	197,611,479.61
Principal Paid	15,272,233.61
Note Balance @ 03/15/21	182,339,246.00
Note Factor @ 03/15/21	55.9322840%

Class A-4
Note Balance @ 02/16/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	89,060,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	30,560,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	844,711.78
Total Principal Paid	15,272,233.61
Total Paid	16,116,945.39

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	515,436.61
Principal Paid	15,272,233.61
Total Paid to A-3 Holders	15,787,670.22

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8441884
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.2627707
Total Distribution Amount	16.1069591

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5810939
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.8473424
Total A-3 Distribution Amount	48.4284363

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	333.15
Noteholders' Principal Distributable Amount	666.85

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	2,546,066.61
Investment Earnings	195.32
Investment Earnings Paid	(195.32)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,106,903.65	$1,246,021.07	$2,348,038.42
Number of Extensions	58	66	119
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.35%	0.62%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.